Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 3,229,627	$ 3,794,734	$ 7,906,782
Accounts receivable, net	390,605	337,440	90,355
Inventory	436,981	106,403
Prepaid expenses and other current assets	274,840	236,665	23,856
Total Current Assets	4,332,053	4,475,242	8,020,993
Property and equipment, net	139,479	102,939	56,258
Intangible assets	2,520,373	2,432,841	960,611
Goodwill	1,383,785	1,374,835	1,035,795
Marketable securities			62,733
Deposits and other assets	914,700	718,951	191,836
Minority investment in businesses	50,000	50,000	217,096
Operating lease right of use asset		18,451	239,158
Total Assets	9,340,390	9,173,259	10,784,480
Current Liabilities
Accounts payable and accrued liabilities	4,832,103	3,730,540	2,638,688
Derivative liabilities			42,231
Convertible Notes, net of debt discount and issuance costs		159,193	897,516
Current portion of operating lease payable		18,451	79,816
Note payable, net of debt discount and issuance costs	1,151,087	1,278,672	1,221,539
Deferred revenue	211,676	234,159	88,637
Total Current Liabilities	6,194,866	5,421,015	4,968,427
Non-current Liabilities:
Note payable	35,905	63,992	213,037
Operating lease payable			157,820
Total Non-current Liabilities	35,905	63,992	370,857
Total Liabilities	6,230,771	5,485,007	5,339,284
Stockholders’ Equity
Series E Preferred stock, $0.001 par value, 500 and 7,738 shares issued and outstanding, respectively			8
Common stock value	19,915	16,691	8,737
Additional paid in capital	117,949,487	111,563,618	77,505,013
Subscription receivable			(40,000)
Less: Treasury stock, 5,657 and 5,657 shares, respectively	(62,406)	(62,406)	(62,406)
Accumulated deficit	(115,977,464)	(109,632,574)	(71,928,922)
Accumulated other comprehensive income	(83,222)	(78,272)	(37,234)
Total Creatd, Inc. Stockholders’ Equity	1,846,310	1,807,057	5,445,196
Non-controlling interest in consolidated subsidiaries	1,263,309	1,881,195
Total Stockholders' Deficit	3,109,619	3,688,252	5,445,196
Total Liabilities and Stockholders’ Equity	$ 9,340,390	$ 9,173,259	$ 10,784,480